Financial Instruments - Summary of Assumptions and Inputs (Details)	Dec. 31, 2022	Dec. 20, 2022	Jun. 15, 2022
Stock price [member] | Embedded Derivative Liabilities Associated With Convertible Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	10	8
Stock price [member] | Predecessor Earnout Shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	10		9.38
Stock price [member] | OACB earnout shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	10		9.38
Conversion price [member] | Embedded Derivative Liabilities Associated With Convertible Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	10	10
Volatility rate [member] | Embedded Derivative Liabilities Associated With Convertible Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	45	45
Volatility rate [member] | Predecessor Earnout Shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	45		37.5
Volatility rate [member] | OACB earnout shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	45		37.5
Risk-free interest rate [member] | Embedded Derivative Liabilities Associated With Convertible Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	4.2	4
Risk-free interest rate [member] | Predecessor Earnout Shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	4.1		3.4
Risk-free interest rate [member] | OACB earnout shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	4.1		3.4
Dividend yield [member] | Embedded Derivative Liabilities Associated With Convertible Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0	0
Risky yield [member] | Embedded Derivative Liabilities Associated With Convertible Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	19.3	18.6